Significant Accounting Policies - Schedule of Differences Between Reported Amount and Reporting Currency Denominated Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	$ 4,611,856	$ 2,929,491
Cost of revenues	(2,130,712)	(1,387,971)
Operating expenses	(2,212,501)	(1,451,367)
Income from operations	268,643	90,153
Exchange Rate Effect
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	10,868	7,367
Cost of revenues	(12,503)	(7,900)
Operating expenses	(67,231)	(47,292)
Income from operations	(68,866)	(47,825)
10% Stronger CAD Rate
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	4,622,724	2,936,858
Cost of revenues	(2,143,215)	(1,395,871)
Operating expenses	(2,279,732)	(1,498,659)
Income from operations	$ 199,777	$ 42,328